Tax - Other (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax:
Deferred tax asset	£ 1,011	£ 1,412
UK corporation tax	19.00%	19.00%	19.25%
Loss for the year	£ (3,800)	£ (2,151)	£ (1,508)
Deferred tax liabilities	266	454
Deferred tax assets that have not been recognised	4,653	5,118	6,356
Tax losses and other temporary differences carried forward	23,555	25,597	30,049
Retained earnings
Deferred tax:
Deferred tax liabilities that have not been recognised	262	257	£ 255
within 5 years
Deferred tax:
Tax losses and other temporary differences carried forward	839
Over 5 years
Deferred tax:
Tax losses and other temporary differences carried forward	4,798
Tax losses carried forward
Deferred tax:
Deferred tax asset	£ 951	936
UK
Deferred tax:
Limit of offset of losses carried forward (as a percent)	25.00%
Banking surcharge rate	8.00%
Tax losses carried forward	£ 770	675
UK | Tax losses carried forward
Deferred tax:
Deferred tax asset	£ 770	675
RBS plc | UK
Deferred tax:
Limit of offset of losses carried forward (as a percent)	25.00%
Transfer of tax losses from related parties	£ 1,161,000
Deferred tax asset utilised to reduce current tax expense	56
Tax losses not recognised	3,396
RBS plc | UK | Tax losses carried forward
Deferred tax:
Deferred tax asset	150
Deferred tax assets before utilisation	£ 206
NWM Plc | UK
Deferred tax:
Limit of offset of losses carried forward (as a percent)	25.00%
Amount of decrease in deferred tax asset	£ 76
Transfer of tax losses to related parties	5,438
Tax losses not recognised	5,109
NWM Plc | UK | Forecast
Deferred tax:
Tax losses carried forward	400
NWM Plc | UK | Tax losses carried forward
Deferred tax:
Deferred tax asset	75	151
NWB Plc | UK
Deferred tax:
Tax losses carried forward	3,109
Transfer of tax losses from related parties	881
NWB Plc | UK | Tax losses carried forward
Deferred tax:
Deferred tax asset	530	505
Ulster Bank | UK | Tax losses carried forward
Deferred tax:
Deferred tax asset	15	19
Ulster Bank | Ireland
Deferred tax:
Loss for the year	1,447
Tax losses carried forward	8,334
Ulster Bank | Ireland | Tax losses carried forward
Deferred tax:
Deferred tax asset	181	£ 261
Amount of decrease in deferred tax asset	£ 67